Property, Plant and Equipment: (Details Text) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016
Property Plant And Equipment Details Text [Abstract]
LMS acquisition		$ 350,000
Precious metals royalty		3.00%
Base metal royalty		1.00%
Company option to buy back one percent		$ 4,000,000
Write-down of Brisas equipment		$ 600,000
Carrying value of equipment sold	$ 174,432
Loss on sale of equipment	$ 9,432